SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 02, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ₪ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) ₪ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪											₪ 20,000
Ordinary shares, shares authorized			200,000,000	200,000,000	200,000,000		200,000,000				200,000,000
Ordinary shares, par value per share | ₪ / shares											₪ 0.1	₪ 0.1
Authorized amount of ordinary shares to repurchase | $		$ 15,000
Number of ordinary shares repurchased		15,000,000			791,000	[1]		25,000	[1]
Purchase of ordinary shares | $					$ 3,832			$ 166
Intrinsic value of options outstanding | $			1,063	$ 1,063	728		$ 728	1,580		$ 1,580
Intrinsic value of options exercisable | $			684	684	604		604	1,170		1,170
Intrinsic value of options vested and expected to vest | $			819	$ 819	634		$ 634	1,363		$ 1,363
Intrinsic value of options exercised | $			$ 176		$ 415			$ 469
Stock options vested during period			615,434
Weighted average remaining contractual life of options outstanding			5 years 5 months 9 days
Weighted-average remaining contractual life of exercisable options			4 years 5 months 23 days
Weighted-average grant-date fair value of the options granted | ₪ / shares				$ 2.36			$ 2.12			$ 3.45
Options outstanding			2,189,297	2,189,297	1,959,014		1,959,014	2,811,966		2,811,966	2,189,297		2,531,381
Stock options granted			676,550		643,697			704,348
Stock options granted, exercise price | $ / shares			$ 4.93		$ 4.99			$ 6.73
Repricing Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Stock options granted	384,635
Stock options granted, exercise price | $ / shares	$ 7.00
Incremental compensation cost | $	$ 470
Share based compensation | $	$ 155
2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			2,189,297	2,189,297							2,189,297
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $			$ 1,817	$ 1,817
Unrecognized compensation cost, recognition period			2 years 9 months 7 days
Shares available for future issuance			280,532	280,532							280,532
Vesting period for plan			4 years
Options, expiration period			10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $			$ 2,844	$ 2,844
Unrecognized compensation cost, recognition period			2 years 9 months 7 days
Number of restricted stock units outstanding			592,126	592,126	531,570		531,570	359,404		359,404	592,126
Granted			612,173		531,570
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units outstanding			713,090	713,090							713,090
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			612,173		531,570
Restricted Stock Units (RSUs) [Member] | 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			4 years

[1]	Including acquisition expenses of $ 5 and $ 35 for the years ended December 31, 2016 and 2015, respectively.